Credit facilities and long-term debt	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Credit facilities and long-term debt
16. Credit facilities and long-term debt
The carrying amount and the fair value of the Company’s debt obligations, including leases, at December 31, 2025, is as follows:

	2025
	Carrying Amount	Fair Value
Current
Loans from third parties	$1,465	$1,465
Loans from related parties	3,922	3,922
Lease liabilities	11,168	10,874
	$16,555	$16,261
Non-current
Loans from related parties	$390,438	$393,314
Lease liabilities	55,420	44,496
	$445,858	$437,810
Total borrowings	$462,413	$454,071
The carrying amount and the fair value of the Company’s debt obligations, including leases, as of December 31, 2024, is as follows:

	2024
	Carrying Amount	Fair Value
Current
Loans from third parties	$25,143	$25,143
Loans from related parties	8,465	8,465
Lease liabilities	12,386	12,022
	$45,994	$45,630
Non-current
Loans from related parties	$358,222	$361,052
Lease liabilities	55,967	43,598
	$414,189	$404,650
Total borrowings	$460,183	$450,280
In April 2017, the Company entered into a €250,000 multi-currency revolving credit facility with TGF, bearing interest at variable rates and maturing on January 30, 2022. In July 2019, the agreement was amended to increase the facility to €340,000. In April 2020, the facility was reduced to €100,000 by an amendment dated April 29, 2020. In January 2022 the agreement maturity date was extended to January 30, 2026. In July 2024, the facility size under the agreement was increased to €130,000. In August 2025, the facility maturity date was extended to January 30, 2030. At December 31, 2025 and 2024, there was $0 and $13,298 (€12,800 equivalent) outstanding borrowings respectively under the facility.
The Company has a committed borrowing facility with a bank of $45,000 with $20,000 available for the issuance of letters of credit. The maturity date was extended to March 15, 2027 in the first quarter of 2026. The facility provides for daily drawdowns and repayments at a borrowing rate based on SOFR. In connection with the borrowing facility, the Company has agreed to financial covenants related to operating EBITDA in excess of $140,000, tangible net worth of at least $250,000 and maintenance of a committed line of credit of at least $100,000, as well as non-financial covenants including restrictions on incurring certain liens on or disposing of certain existing assets without notification to the lender. As of December 31, 2025, the Company was in compliance with all the covenants. The facility is guaranteed by Titan SA. At December 31, 2025 and 2024, there was $0 and $0 outstanding borrowings respectively under the facility.
16. Credit facilities and long-term debt (continued)
The Company has an uncommitted borrowing facility with a bank of $40,000 with the full amount available for the issuance of letters of credit. The maturity date of this facility is September 30, 2026. The facility provides for loans at variable interest rates based on SOFR which are reset periodically depending on the term and type of draw made thereunder. In connection with the borrowing facility, Titan America has agreed to certain covenants including restrictions on incurring certain liens on or disposing of certain existing assets without notification to the lender. As of December 31, 2025, the Company was in compliance with all of the covenants. The facility is guaranteed by Titan SA. At December 31, 2025 and 2024, there was $0 and $10,000 outstanding borrowings respectively under the facility.
The Company has an uncommitted borrowing facility with a bank of $60,000. The maturity date of this facility is April 29, 2026. The facility provides for loans at variable interest rates based on SOFR which are reset periodically depending on the term and type of draw made thereunder. In connection with the borrowing facility, The Company has agreed to certain covenants including restrictions on disposing of certain existing assets without notification to the lender. As of December 31, 2025, the Company was in compliance with all of the covenants. The facility is guaranteed by Titan SA. At December 31, 2025 and 2024, there was $0 and $15,000 outstanding borrowings respectively under the facility.
In December 2017, the Company entered into a €150,000 note payable with Titan Global Finance PLC (“TGF”) bearing interest of 3.07% through July 16, 2021 and 3.15% through the maturity date of November 15, 2024. In April 2022, the Company paid back €30,000 of this note, leaving a €120,000 balance outstanding. In December 2022, the interest rate was modified to 3.05% through maturity date of November 15, 2024. As described below, on November 15, 2024, the Company settled this loan and no amounts were outstanding at December 31, 2024 and 2025.
In March 2018, the Company entered into a €75,000 note payable with the TGF bearing interest at 3.15% and maturing on November 15, 2024. In December 2022 the interest rate was modified to 3.05% through the maturity date of November 15, 2024. In April 2024, the note was amended to increase the principal to €100,000, modify the interest rate to 4.80%, and extend the maturity date to June 11, 2029.
In June 2021 the Company entered into two separate loans with TGF. The first loan was a €45,000 note payable bearing interest at 3.15% and maturing on November 14, 2024. In December 2022 the interest rate was modified to 3.05% through the maturity date of November 14, 2024. In April 2024, the loan was amended to increase the principal to €50,000, modify the interest rate to 4.80%, and extend the maturity date to June 11, 2029. The second loan was a €32,800 note payable bearing interest at 3.35% and maturing on July 7, 2027.
On November 15, 2024, the Company executed a €150,000 note payable with TGF bearing interest at 3.20% and maturing on July 7, 2027. The proceeds of this term loan were used to settle €30,000 borrowings then outstanding on the multi-currency credit facility with TGF and the €120,000 term loan with TGF maturing on November 15, 2024, as described above. There are no formal covenants associated with this loan.
On February 1, 2024, the Company entered into a cash management agreement with TGF. The agreement is effective until either party provides written notice of termination. Pursuant to this agreement, two of the Company’s existing bank accounts, one denominated in U.S. dollars and one denominated in Euros, are funded when there are negative daily balances. Fundings were subject to maximum borrowing limits of $15,000 and €15,000, respectively through March 31, 2025. On April 1, 2025, the maximum borrowing limits for U.S. dollars was increased to $30,000. Conversely, when there are cash balances in either account, these funds are swept as a deposit into the TGF concentration account. There are no deposit limits.
With respect to borrowings made under the cash management agreement, the Company bears a daily interest charge based on the benchmark rates of the European Central Bank (ECB) Main Refinancing Rate (for Euro borrowings) and the U.S. Federal Reserve Federal Funds Target Rate (for U.S. dollar borrowings), plus an applicable margin. With respect to deposits made under the cash management agreement, the Company receives a daily interest credit based on the benchmark interest rates of the ECB Deposit
16. Credit facilities and long-term debt (continued)
Facility Rate (for Euro deposits) and the U.S. Federal Reserve Federal Funds Target Rate (for U.S. dollar deposits), minus an applicable margin.
Company funds on deposit with TGF under the cash management agreement are due upon demand from the Company. Amounts borrowed from TGF under the cash management agreement may be repaid (in whole or in any part) at the discretion of the Company. Following written notice of termination, outstanding borrowings from TGF under the cash management agreement are due upon demand from TGF. At December 31, 2025 and 2024, there was $0 and $6,083, respectively, outstanding borrowings under the facility.
The maturity profile of the Company’s non-current borrowings, including lease liabilities, is presented below:

	2025	2024
Loans from related parties
Between 1 and 2 years	$214,651	$13,298
Between 2 and 3 years	—	189,683
Between 3 and 4 years	175,787	—
Between 4 and 5 years	—	155,241
Over 5 years	—	—
Total loans from related parties	$390,438	$358,222

Lease liabilities
Between 1 and 2 years	$8,122	$7,950
Between 2 and 3 years	6,726	6,936
Between 3 and 4 years	7,702	5,524
Between 4 and 5 years	5,166	6,338
Over 5 years	27,704	29,219
Total lease liabilities	$55,420	$55,967
Total non-current borrowings	$445,858	$414,189

The weighted average effective interest rates at December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Variable rate loans from related parties	—%	4.89%	5.82%
Fixed rate loans from related parties	3.94%	3.94%	3.09%
Variable rate loans from third parties	—%	6.34%	N/A
The Company has the following amounts available to draw upon from borrowing facilities at December 31, 2025 and 2024, respectively:

	2025	2024
Floating rate:
Expiring within one year	$181,540	$132,864
Expiring beyond one year	152,750	121,759
Total	$334,290	$254,623

16. Credit facilities and long-term debt (continued)
The Company maintains letter of credit facilities with banks, which are guaranteed by Titan SA. No amounts were drawn by counterparties against the letters of credit at December 31, 2025 or 2024. At December 31, 2025 and 2024, the banks had issued letters of credit on behalf of the Company totaling $11,085 and $11,637, respectively, as shown below:

	2025	2024
Facility amount	$60,000	$60,000
Less letters of credit issued in support of:
Insurance programs	(10,750)	(11,302)
Performance obligations	(100)	(100)
Other payment obligations	(235)	(235)
Available facility amount	$48,915	$48,363
In addition to the letter of credit facilities described above, the Company maintains a performance bond facility with an insurance company, which is guaranteed by Titan SA. No amounts were drawn against the performance bonds at December 31, 2025 and 2024. At December 31, 2025 and 2024, the insurance company had issued performance bonds on behalf of the Company totaling $23,417 and $18,761, respectively, as shown below:

	2025	2024
Facility amount	$60,000	$60,000
Less performance bonds issued in support of:
Excavation and reclamation obligations	(4,954)	(4,954)
Surety bond	(3,029)	(3,629)
Other payment and performance obligations	(15,434)	(10,178)
Available facility amount	$36,583	$41,239
Changes arising from financing activities during the year ended December 31, 2025 are as follows:

	January 1, 2025	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2025
Borrowings	$391,830	$(65,590)	$47,152	$—	$22,254	$—	$179	$395,825
Lease liabilities	68,353	(14,118)	—	—	4,045	9,282	(974)	66,588
Changes in liabilities	460,183	(79,708)	47,152	—	26,299	9,282	(795)	462,413
Derivative financial instruments	8,723	5,079	—	(41,841)	(7)	—	—	(28,046)
Financial instrument collateral	(4,085)	32,402	—	—	—	—	—	28,317
Other financing activities	4,638	37,481	—	(41,841)	(7)	—	—	271
Total liabilities arising from financing activities	$464,821	$(42,227)	$47,152	$(41,841)	$26,292	$9,282	$(795)	$462,684

16. Credit facilities and long-term debt (continued)
Changes arising from financing activities during the year ended December 31, 2024 are as follows:

	Monday, January 1, 2024	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2024
Borrowings	$343,932	$48,939	$(22,220)	$—	$21,258	$—	$(79)	$391,830
Lease liabilities	65,481	(13,284)	—	—	3,798	12,305	53	68,353
Changes in liabilities	409,413	35,655	(22,220)	—	25,056	12,305	(26)	460,183
Derivative financial instruments	3,126	(16,783)	—	22,441	(71)	—	10	8,723
Financial instrument collateral	(4,328)	243	—	—	—	—	—	(4,085)
Other financing activities	(1,202)	(16,540)	—	22,441	(71)	—	10	4,638
Total liabilities arising from financing activities	$408,211	$19,115	$(22,220)	$22,441	$24,985	$12,305	$(16)	$464,821
Changes arising from financing activities during the year ended December 31, 2023 are as follows:

	January 1, 2023	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2023
Borrowings	$394,506	$(83,046)	$12,055	$—	$20,498	$—	$(81)	$343,932
Lease liabilities	67,587	(15,198)	—	—	3,047	11,678	(1,633)	65,481
Changes in liabilities	462,093	(98,244)	12,055	—	23,545	11,678	(1,714)	409,413
Derivative financial instruments	13,575	3,272	—	(13,907)	186	—	—	3,126
Financial instrument collateral	(15,757)	11,399	30	—	—	—	—	(4,328)
Other financing activities	(2,182)	14,671	30	(13,907)	186	—	—	(1,202)
Total liabilities arising from financing activities	$459,911	$(83,573)	$12,085	$(13,907)	$23,731	$11,678	$(1,714)	$408,211